ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Assets and Liabilities Classified as Held For Sale
The following table presents information related to the major classes of assets and liabilities that were classified as held for sale and were included in the line items prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets (in millions):

December 31,	2024	2023
Cash, cash equivalents and short-term investments	$—	$37
Marketable securities	—	8
Trade accounts receivable, less allowances	—	95
Inventories	23	299
Prepaid expenses and other current assets	—	60
Equity method investments	—	4
Other noncurrent assets	—	51
Deferred income tax assets	—	28
Property, plant and equipment — net	108	1,267
Goodwill	—	231
Other intangible assets	—	14
Assets held for sale	$131	$2,094
Accounts payable and accrued expenses	$2	$464
Loans and notes payable	—	63
Accrued income taxes	—	24
Long-term debt	—	2
Other noncurrent liabilities	1	108
Deferred income tax liabilities	—	58
Liabilities held for sale	$3	$719